Investment in Joint Operations - Information about Joint venture production exploration (Detail)	12 Months Ended
Dec. 31, 2018
Acambuco Salta [member] | Pan American Energy LLC [Member]
Disclosure of joint operations [line items]
Place of business	Acambuco
Location	Salta
Participation	22.50%
Aguada Pichana Area Vaca Muerta Neuquen [member] | Total Austral S.A. [member]
Disclosure of joint operations [line items]
Place of business	Aguada Pichana-Area Vaca Muerta
Location	Neuquén
Participation	22.50%
Aguada Pichana Residual Neuquen [member] | Total Austral S.A. [member]
Disclosure of joint operations [line items]
Place of business	Aguada Pichana-Residual
Location	Neuquén
Participation	27.27%
Aguarague Salta [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Place of business	Aguaragüe
Location	Salta
Participation	53.00%
CAM-2A SUR Tierra del Fuego [Member] | Enap Sipetrol Argentina SA [member]
Disclosure of joint operations [line items]
Place of business	CAM-2/A SUR
Location	Tierra del Fuego
Participation	50.00%
Campamento Central Canadon Perdido Chubut [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Campamento Central / Cañadón Perdido
Location	Chubut
Participation	50.00%
Consorcio CNQ7A La Pampa and Mendoza [Member] | Pluspetrol Energy SA [member]
Disclosure of joint operations [line items]
Place of business	Consorcio CNQ 7/A
Location	La Pampa and Mendoza
Participation	50.00%
El Tordillo Chubut [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Place of business	El Tordillo
Location	Chubut
Participation	12.20%
La Tapera y Puesto Quiroga [member] | Tecpetrol S.A. [member]
Disclosure of joint operations [line items]
Place of business	La Tapera y Puesto Quiroga
Location	Chubut
Participation	12.20%
Lindero Atravesado Neuquen [member] | Pan American Energy LLC [Member]
Disclosure of joint operations [line items]
Place of business	Lindero Atravesado
Location	Neuquén
Participation	37.50%
Llancanelo Mendoza [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Llancanelo
Location	Mendoza
Participation	61.00%
Magallanes Santa Cruz Tierra Del Fuego And Plataforma Continental Nacional [member] | Enap Sipetrol Argentina SA [member]
Disclosure of joint operations [line items]
Place of business	Magallanes
Location	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional
Participation	50.00%
Loma Campana Neuquen and Mendoza [Member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Loma Campana
Location	Neuquén and Mendoza
Participation	50.00%
Ramos Salta [member] | Pluspetrol Energy SA [member]
Disclosure of joint operations [line items]
Place of business	Ramos
Location	Salta
Participation	42.00%
Rincon del Mangrullo Neuquen [Member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Rincón del Mangrullo
Location	Neuquén
Participation	50.00%
San Roque Neuquen [member] | Total Austral S.A. [member]
Disclosure of joint operations [line items]
Place of business	San Roque
Location	Neuquén
Participation	34.11%
Yacimiento La Ventana- Rio Tunuyan Mendoza [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Yacimiento La Ventana - Río Tunuyán
Location	Mendoza
Participation	70.00%
Zampal Oeste Mendoza [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Zampal Oeste
Location	Mendoza
Participation	70.00%
Narambuena Neuquen [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Narambuena
Location	Neuquén
Participation	50.00%
La Amarga Chica Neuquen [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	La Amarga Chica
Location	Neuquén
Participation	50.00%
El Orejano Neuquen [Member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	El Orejano
Location	Neuquén
Participation	50.00%
Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Bajo del Toro
Location	Neuquén
Participation	50.00%
Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Place of business	Bandurria Sur
Location	Neuquén
Participation	51.00%
Aguada de Castro y Aguada Pichana Oeste Neuquen [member] | Pan American Energy LLC [Member]
Disclosure of joint operations [line items]
Place of business	Aguada de Castro y Aguada Pichana Oeste
Location	Neuquén
Participation	30.00%